VARIABLE INTEREST ENTITY (Details Narrative) - V I E Agreements [Member] - Changchun Fangguan Electronics Technology Co Ltd 1 [Member] shares in Millions	Dec. 27, 2018 shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of voting interests acquired	95.14%
Description of ownership right acquire	the ownership rights and receive 100% of the net profit or net losses derived from the business operations of Fangguan Electronics.
Number of shares issue	15